Note 7 - Risk Management -Liquidity Risk - Liquidity Coverage Ratio (LCR) (Details)	12 Months Ended
	Dec. 31, 2017
LCR Line Items
Average LCR	128.00%
Percentage of variation LCR taking into account the impact of high quality liquid assets excluded, in comparation with the Average LCR	+21% above
LCR Taking into account the impact of High Quality Liquid Assets excluded	149%
BBVA Eurozone Member [Member]
LCR Line Items
Average LCR	151.00%	[1]
BBVA Bancomer [Member]
LCR Line Items
Average LCR	148.00%
BBVA Compass Member [Member]
LCR Line Items
Average LCR	144.00%	[2]
Garanti Bank [Member]
LCR Line Items
Average LCR	134.00%

[1]	(*) Perimeter: Spain , Por tugal and Rest of Eurasia
[2]	(**) Compass LCR calculated according to local regulation (Fed Modified LCR)